Subsequent Events (Details) $ / shares in Units, R$ in Thousands						6 Months Ended
	Dec. 23, 2025 USD ($)	Dec. 11, 2025 USD ($) $ / shares	Dec. 05, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Jul. 29, 2025 $ / shares shares	Jun. 30, 2025 BRL (R$) shares	Jun. 30, 2024 BRL (R$)	Oct. 14, 2025 $ / shares	Aug. 28, 2025 USD ($)
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares						92,257,843
Revenue (in Dollars) | R$						R$ 98,176	R$ 92,154
Forecast [Member]
Subsequent Events [Line Items]
Revenue (in Dollars) | $				$ 40,000,000
Investment agreement to personal capital (in Dollars) | $			$ 6,000,000
Percentage of contingent liabilities reduction	34.00%
Contingent liabilities reduction saving amount (in Dollars) | $	$ 18,000,000
Bottom of range [member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary per share price								$ 1
Nuvini [Member] | Forecast [Member]
Subsequent Events [Line Items]
Revenue (in Dollars) | $				$ 20,000,000
Mr. Schurmann [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary per share price			$ 4
Number of ordinary shares (in Shares) | shares			1,500,000
Warrants to purchase additional shares (in Shares) | shares			300,000
Warrants to purchase exercise price per share			$ 25
Securities Exchange Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount (in Dollars) | $		$ 5,040,000
Senior Secured Convertible Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary per share price		$ 0.00001
Aggregate principal amount (in Dollars) | $		$ 5,662,000
Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount (in Dollars) | $		$ 2,865,000
Subscription price per share		$ 2,550,000
Ordinary shares [member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary per share price								$ 1
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Market value oflListed securities (in Dollars) | $									$ 35,000,000
Subsequent Events [Member] | Top of range [Member]
Subsequent Events [Line Items]
Market value oflListed securities (in Dollars) | $									$ 35,000,000
Subsequent Events [Member] | Ordinary shares [member]
Subsequent Events [Line Items]
Ordinary per share price					$ 0.00001
Purchase price per ordinary share					2.04
Subsequent Events [Member] | Ordinary shares [member] | Bottom of range [member]
Subsequent Events [Line Items]
Ordinary per share price					$ 0.3
Purchase shares (in Shares) | shares					100,000
Number of shares issued (in Shares) | shares					680,000
Subsequent Events [Member] | Ordinary shares [member] | Top of range [Member]
Subsequent Events [Line Items]
Ordinary per share price					$ 0.3
Purchase shares (in Shares) | shares					170,000
Number of shares issued (in Shares) | shares					1,156,000